RELATED PARTY TRANSACTIONS - Founder Shares (Details)			3 Months Ended
		Oct. 12, 2020 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Aggregate purchase price | $	[1]		$ 25,000
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		20
Founder Shares | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued | shares		7,187,500
Aggregate purchase price | $		$ 25,000
Shares subject to forfeiture | shares		937,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Restrictions on transfer period of time after business combination completion		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days

[1]	Included an aggregate of up to 937,500 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).